Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2018	Sep. 04, 2018
Document And Entity Information
Entity Registrant Name	MARY JANE'S VAPE & SMOKE SHOP, INC.
Entity Central Index Key	0001751882
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float
Entity Common Stock, Shares Outstanding
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018